Other Non-current Assets (Tables)	3 Months Ended
Mar. 31, 2026
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Other cloud infrastructure	$19,039	$-
Prepaid expense for cloud infrastructure support, net(1)	4,171	3,759
Securities margin(2)	4,141	-
Artificial intelligence platform under construction	2,270	-
Advances to employees(3)	1,200	-
Other non-current assets, net	$30,821	$3,759

(1)	For the year ended December 31, 2025, the Group paid RMB41.2 million (approximately $5.7 million) for cloud infrastructure support, which would be amortized over 3 years based on the service agreements. For the 3 months ended March 31, 2025 and 2026, amortization expense was nil and $468, respectively.
(2)	Securities margin represented cash collateral provided under guarantee arrangements. The details of such arrangements and the related collateral deposits are disclosed in Note 5.

(3)	Receivables from third parties represented advances to employees for the Group’s daily operations. The details of such advances and related reclassification are disclosed in Note 5.